13. COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2015 USD ($)
Operating lease payment due 3/31/2016	$ 132,394
Operating lease payment due 3/31/2017	75,512
Operating lease payment due 3/31/2018	78,156
Operating lease payment due 3/31/2019	67,018
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease
Operating lease payment due 3/31/2016	73,048
Operating lease payment due 3/31/2017	75,512
Operating lease payment due 3/31/2018	78,156
Operating lease payment due 3/31/2019	67,018
11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 office leaser [Member]
Operating lease payment due 3/31/2016	31,923
Operating lease payment due 3/31/2017	0
Operating lease payment due 3/31/2018	0
Operating lease payment due 3/31/2019	0
11 Deer Park Drive, South Brunswick, NJ [Member]
Operating lease payment due 3/31/2016	27,423
Operating lease payment due 3/31/2017	0
Operating lease payment due 3/31/2018	0
Operating lease payment due 3/31/2019	$ 0